Document and Entity Information	12 Months Ended
Apr. 30, 2020 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Apr. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Starcore International Mines Ltd.
Entity Central Index Key	0001301713
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Security 12(g) Title	Common Shares Without Par Value
Entity Address Country	CA
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	49,646,851